Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

15 Related party transactions

The transactions with related parties were as follows:

	Year ended December 31,
	2009	2010	2011
	Rmb	Rmb	Rmb
Transactions with related parties

Loan from Chief Executive Officer, Alan Li (Note a)	792	—	—
Repayment of overdraft of a security account CMNE (Note b)	440	—	—
Issuance of an convertible note in principal amount of US$10,000 by CGHL to CMTF (Note c)	68,672	—	—
Deposit payment to CMNE for acquisition of a-Si thin film solar panel production line (Note d)	6,867	—	—
Repayment of a deposit from CMNE for acquisition of the production line (Note d)	—	6,626	—
Advance from ex-shareholder and officer of Linsun Group, Liao Lin-Hsiang (Note e)	—	8,097	—
Service fee paid and payable pursuant to a service agreement signed with CMNE (Note f)	—	2,548	—
Advance from Best Scene Management Ltd for financing the working capital (Note g)	—	—	4,059

Note

(a)	On February 25, 2009, BHL Solar Technology Company Limited (“BHLHK”), a wholly owned subsidiary of the Company, entered into a loan agreement with Mr. Alan Li, to borrow HK$900 from him for a period of 10 months without interest. Mr. Alan Li is one of the directors of BHLHK and is the Chairman of the Board of Directors, Executive Director and Chief Executive Officer of the Company. The loan was for working capital financing purposes and the amount was fully repaid in May 2009.
(b)	The amount represents repayment of overdraft of a securities account on behalf of BHLHK by CMNE on February 5, 2009.
(c)	In April 2009, the Company and two of the Company’s subsidiaries, China Green Industry Group Ltd. and China Green Holdings Ltd. (“CGHL”), wholly-owned subsidiaries of the Company, entered into a subscription agreement with CMTF Private Equity One, (“CMTF”). , a shareholder of the Company which is also a subsidiary of CMG. Pursuant to the subscription agreement, CGHL issued to CMTF a convertible note at a principal amount of US$10,000 with a three-year maturity period and at an interest rate equal to the Hong Kong Prime Rate. In November 2009, CMTF exchanged the convertible note for 3,322,260 common stock of the Company.
(d)	On December 15, 2009, the Company entered into an agency contract regarding a proposed purchase of an a-Si thin film solar panel production line with CMNE (the “Agency Contract”). The Company paid US$1,000 to CMNE for financing the payment of a deposit for the purchases in 2009. On June 22, 2010, the Company decided not to undertake the purchase and terminated the Agency Contract with CMNE. The deposit was refunded in full to the Company before end of 2010.
(e)	On 23 November 2010, the Group acquired 100% shareholding of Linsun Group (Notes 1and3). Prior to the acquisition, Liao Lin-Hsiang held 66.67% interests in LSRHK. Liao Lin-Hsiang had advanced Rmb8.10 million to LSPPRC before the acquisition for working capital financing purposes. Liao Lin-Hsiang is the Chief Operating Officer of the Company. Rmb7.80 million had been repaid by the Group as at December 31, 2010 and the remaining balance of Rmb259 was retained as due to Liao Lin-Hsiang of the Group as at December 31, 2011.

(f)	In view of CMNE’s experience in sourcing and executing acquisition deals in China, the Group made a temporary advance of HK$6,000 to CMNE in order to facilitate it to make acquisitions of technology related businesses in China. The advance is interest free and repayable on demand. In 2010, CMNE assisted the Company to successfully acquire Linsun Group. In May 2011, the Company entered into an agreement with CMNE to pay a service fee amounting HK$3,000 (equivalent to approximately Rmb2,548) to CMNE for that transaction. Such services fee was deducted from the temporary advance previously made to CMNE, as mutually agreed between the parties.
(g)	The amount represents two loans. On June 1, 2011, Southwick International Ltd, a wholly owned subsidiary of the Company, entered into a loan agreement with Best Scene Management Ltd, to borrow HK$2,000 for a period of 6 months without interest. On November 30, 2011, the loan was extended for further 6 months without interest. The loan was for working capital financing purpose. On November 2, 2011, LSRHK entered into a loan agreement with Best Scene Management Ltd, to borrow HK$3,000 for a period of 12 months without interest. The loan was for working capital financing purpose and HK$500 was repaid on December 1, 2011.

Except for Note a, all the balances with related parties were unsecured and interest-free, and have no fixed terms of repayment.

As of December 31, 2010 and 2011, the balances with related parties were as follows:

	December 31,
	2010	2011
	Rmb	Rmb
Balances with related parties:
Due from related parties
Funds held by CMNE for acquisition of technology and business in China (Notes f)	2,455	2,346

	2,455	2,346

Due to related parties:
Due to CMNE (Note h)	853	845
Due to Best Scene Management Ltd (Note g)	—	3,653
Due to CMZDZ (Note i)	8,085	8,085
Due to Liao Lin-Hsiang (Note e)	300	259

	9,238	12,842

(h)	The amount represents administrative expenses paid on behalf of Faster Assets and Shenzhen Helios Energy by CMNE in China.
(i)	Prior to the acquisition of Faster Group in 2007, Faster Group had no business activities and its major asset was a right to purchase a real estate located at the Tangyang Industrial Zone of the China Merchants Zhangzhou Development Zone from China Merchants Zhangzhou Development Zone Ltd. (“CMZDZ”), for a consideration of Rmb13,085. China Merchant Group (“CMG”) is the ultimate holding company of CMNE, and CMZDZ is a subsidiary of CMG. Out of the total payment to be made, Rmb5,783 was to be was borne by the Faster Group and Rmb7,302 was to be settled by CMNE on behalf of Faster Group. In 2008, the Group received Rmb7,302 from CMNE but it only paid Rmb5,000 to CMZDZ for the purchase of the property. The remaining balance due to CMZDZ was Rmb8,085 as of December 31, 2010 and 2011.